Schedule of Consolidated Income statement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,630,034	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 4,602,736	$ 4,548,677	$ 6,243,044	$ 6,246,884	$ 6,161,352
Operating expenses:
Direct operating expenses	645,981	672,132	648,743	630,357	594,817	649,097	633,770	602,803	608,571	1,885,698	1,879,109	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses	429,687	423,803	411,354	411,341	403,363	431,355	407,501	401,479	426,083	1,266,092	1,226,058	1,649,861	1,666,418	1,604,524
Corporate expenses	78,202	70,658	89,574	77,557	83,763	78,745	73,921	72,094	72,606	233,104	245,702	324,182	297,366	239,399
Depreciation and amortization	175,865	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	524,798	539,246	730,828	729,285	763,306
Impairment charge	35	16,970	0	0	0	37,651	0	0	0	4,937	0	16,970	37,651	7,614
Other operating income (expense), net	47,172	13,304	6,186	1,113	2,395	968	42,118	1,917	3,124	45,709	9,694	22,998	48,127	12,682
Operating income (loss)	347,436	332,526	266,707	320,221	81,328	310,726	331,907	346,196	81,221	733,816	668,256	1,000,782	1,070,050	1,054,724
Interest expense, net	432,616	418,014	438,404	407,508	385,525	400,930	388,210	385,867	374,016	1,304,335	1,231,437	1,649,451	1,549,023	1,466,246
Gain (loss) on marketable securities	0	(50)	31	130,898	0	(4,580)	0	0	0	0	130,929	130,879	(4,580)	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	3,955	(91,291)	3,983	5,971	3,641	6,643	3,663	4,696	3,555	(9,388)	13,595	(77,696)	18,557	26,958
Loss on extinguishment of debt	(4,840)	(83,980)	0	0	(3,888)	(239,556)	0	0	(15,167)	(56,259)	(3,888)	(87,868)	(254,723)	(1,447)
Other income (expense), net	2,617	(4,591)	1,709	(18,098)	(1,000)	1,929	824	(1,397)	(1,106)	16,315	(17,389)	(21,980)	250	(3,169)
Income (loss) before income taxes	(83,448)	(265,400)	(165,974)	31,484	(305,444)	(325,768)	(51,816)	(36,372)	(305,513)	(619,851)	(439,934)	(705,334)	(719,469)	(394,007)
Income tax benefit (expense)	(24,376)	(36,833)	73,802	(11,477)	96,325	128,986	13,232	8,663	157,398	(92,142)	158,650	121,817	308,279	125,978
Consolidated net income (loss)	(107,824)	(302,233)	(92,172)	20,007	(209,119)	(196,782)	(38,584)	(27,709)	(148,115)	(711,993)	(281,284)	(583,517)	(411,190)	(268,029)
Less amount attributable to noncontrolling interest	7,028	6,994	9,683	12,805	(6,116)	(5,518)	11,977	11,316	(4,486)	13,679	16,372	23,366	13,289	34,065
Net income (loss) attributable to the Company	(114,852)	(309,227)	(101,855)	7,202	(203,003)	(191,264)	(50,561)	(39,025)	(143,629)	(725,672)	(297,656)	(606,883)	(424,479)	(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(63,063)		40,502							(77,512)	(28,526)	(33,001)	40,242	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	(74)		13							605	15,619	16,576	23,103	(224)
Unrealized holding gain on cash flow derivatives	0		17,114							0	48,180	48,180	52,112	33,775
Other adjustments to comprehensive income (loss)	0		0							0	(998)	6,732	1,135	(1,361)
Reclassification adjustment for realized gain (loss) on securities included in net income (loss)	0		(1,433)							3,309	(83,753)	(83,752)	2,045	5,148
Comprehensive income (loss)	(177,989)		(45,659)							(799,270)	(347,134)	(652,148)	(305,842)	(294,403)
Less amount attributable to noncontrolling interest	(9,744)		9,169							(14,686)	(2,408)	(2,476)	5,878	4,324
Comprehensive income (loss) attributable to the Company	(168,245)		(54,828)							(784,584)	(344,726)	(649,672)	(311,720)	(298,727)
Parent Company [Member]
Operating expenses:
Equity in earnings (loss) of nonconsolidated affiliates	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Income (loss) before income taxes	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Consolidated net income (loss)	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Net income (loss) attributable to the Company	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Unrealized gain (loss) on securities and derivatives:
Other adjustments to comprehensive income (loss)													2
Equity in subsidiary comprehensive income	(54,656)		47,724							(62,030)	(45,808)	(39,534)	107,179	5,518
Comprehensive income (loss)	(167,507)		(46,445)							(705,014)	(271,245)	(541,431)	(229,493)	(225,304)
Comprehensive income (loss) attributable to the Company	(167,507)		(46,445)							(705,014)	(271,245)	(541,431)	(229,493)	(225,304)
Subsidiary Issuer [Member]
Operating expenses:
Corporate expenses	2,532		2,609							7,792	8,126	10,819	10,829	10,878
Operating income (loss)	(2,532)		(2,609)							(7,792)	(8,126)	(10,819)	(10,829)	(10,878)
Interest expense, net	357,316		377,789							1,090,483	1,039,587	1,396,249	1,307,703	1,361,008
Gain (loss) on marketable securities													(1)
Equity in earnings (loss) of nonconsolidated affiliates	155,113		130,633							256,622	430,607	439,900	492,819	629,915
Loss on extinguishment of debt	(4,839)									127,703	(3,888)	(87,868)	(33,652)	(5,721)
Other income (expense), net	(5)		(156)							(88)	(18,060)	(23,551)	(1)
Income (loss) before income taxes	(209,579)		(249,921)							(714,038)	(639,054)	(1,078,587)	(859,367)	(747,692)
Income tax benefit (expense)	96,728		155,752							71,054	413,617	576,690	522,693	516,870
Consolidated net income (loss)	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Net income (loss) attributable to the Company	(112,851)		(94,169)							(642,984)	(225,437)	(501,897)	(336,674)	(230,822)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain on cash flow derivatives			17,114								48,180	48,180	52,112	33,775
Other adjustments to comprehensive income (loss)													(2)
Reclassification adjustment for realized gain (loss) on securities included in net income (loss)										(8,181)
Equity in subsidiary comprehensive income	(54,656)		30,610							(53,849)	(93,988)	(87,714)	55,069	(28,257)
Comprehensive income (loss)	(167,507)		(46,445)							(705,014)	(271,245)	(541,431)	(229,495)	(225,304)
Comprehensive income (loss) attributable to the Company	(167,507)		(46,445)							(705,014)	(271,245)	(541,431)	(229,495)	(225,304)
Guarantor Subsidiaries [Member]
Revenue	885,035		862,813							2,437,625	2,401,245	3,287,967	3,288,779	3,121,308
Operating expenses:
Direct operating expenses	244,412		251,928							688,009	695,222	946,379	888,651	858,191
Selling, general and administrative expenses	289,452		279,792							852,065	819,804	1,103,616	1,085,611	1,052,832
Corporate expenses	42,122		57,246							127,734	146,141	188,964	170,705	127,501
Depreciation and amortization	75,112		78,627							225,888	241,904	326,185	328,633	327,240
Impairment charge	35									4,937		3,820
Other operating income (expense), net	42,548		(418)							38,184	(2,710)	11	(2,825)	4,091
Operating income (loss)	276,450		194,802							577,176	495,464	719,014	812,354	759,635
Interest expense, net	12,871		13,125							38,886	26,798	39,991	23,143	2,370
Gain (loss) on marketable securities			49								170,182	170,133	(2,001)
Equity in earnings (loss) of nonconsolidated affiliates	822		7,210							17,764	(51,315)	(94,224)	(174,774)	54,407
Loss on extinguishment of debt										(181,080)				(1)
Other income (expense), net	290		440							1,090	644	25,534	3,960	590
Income (loss) before income taxes	264,691		189,376							376,064	588,177	780,466	616,396	812,261
Income tax benefit (expense)	(111,033)		(77,584)							(123,834)	(216,801)	(421,063)	(246,380)	(274,930)
Consolidated net income (loss)	153,658		111,792							252,230	371,376	359,403	370,016	537,331
Less amount attributable to noncontrolling interest	(1,455)		1,911							(4,392)	(1,351)	(768)	(10,613)	13,792
Net income (loss) attributable to the Company	155,113		109,881							256,622	372,727	360,171	380,629	523,539
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	16,966		(3,985)							6,257	11,875	15,380	(399)	1,267
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities										(1)	15,390	15,390	25,676	4,610
Reclassification adjustment for realized gain (loss) on securities included in net income (loss)			(1)								(82,321)	(82,321)
Equity in subsidiary comprehensive income	(78,855)		37,724							(77,010)	(40,551)	(36,445)	33,967	(38,702)
Comprehensive income (loss)	93,224		143,619							185,868	277,120	272,175	439,873	490,714
Less amount attributable to noncontrolling interest	(7,233)		3,128							(8,724)	(1,619)	(282)	4,175	(4,594)
Comprehensive income (loss) attributable to the Company	100,457		140,491							194,592	278,739	272,457	435,698	495,308
Non-Guarantor Subsidiaries [Member]
Revenue	749,713		729,887							2,180,031	2,160,620	2,973,493	2,974,108	3,059,676
Operating expenses:
Direct operating expenses	403,429		398,591							1,203,313	1,188,887	1,604,236	1,613,571	1,652,860
Selling, general and administrative expenses	143,089		134,964							423,323	414,442	557,465	588,829	564,740
Corporate expenses	33,548		29,719							97,578	91,435	124,399	115,832	101,020
Depreciation and amortization	100,753		98,703							298,910	297,342	404,643	400,652	436,066
Impairment charge												13,150	37,651	7,614
Other operating income (expense), net	4,624		6,604							7,525	12,404	22,987	50,952	8,591
Operating income (loss)	73,518		74,514							164,432	180,918	292,587	268,525	305,967
Interest expense, net	61,185		39,804							159,678	132,068	171,682	139,824	27,321
Gain (loss) on marketable securities			(18)							62,895	(18)	(18)	(2,578)	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	4,178		4,030							(8,863)	13,878	(77,410)	19,464	26,987
Loss on extinguishment of debt													(221,071)
Other income (expense), net	3,088		1,425							16,936	27	258	5,743	(3,759)
Income (loss) before income taxes	19,599		40,147							75,722	62,737	43,735	(69,741)	297,047
Income tax benefit (expense)	(10,071)		(4,366)							(39,362)	(38,166)	(33,810)	31,966	(115,962)
Consolidated net income (loss)	9,528		35,781							36,360	24,571	9,925	(37,775)	181,085
Less amount attributable to noncontrolling interest	8,483		7,772							18,071	17,723	24,134	23,902	20,273
Net income (loss) attributable to the Company	1,045		28,009							18,289	6,848	(14,209)	(61,677)	160,812
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(80,029)		44,487							(83,769)	(40,401)	(48,381)	40,641	(30,914)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	(1,337)		710							(2,512)	1,491	4,441	(8,151)	(2,874)
Other adjustments to comprehensive income (loss)											(998)	6,732	1,135	(1,361)
Reclassification adjustment for realized gain (loss) on securities included in net income (loss)			(1,432)							11,490	(1,432)	(1,431)	2,045	5,148
Comprehensive income (loss)	(80,321)		71,774							(56,502)	(34,492)	(52,848)	(26,007)	130,811
Less amount attributable to noncontrolling interest	(2,511)		6,041							(5,962)	(789)	(2,194)	1,703	8,918
Comprehensive income (loss) attributable to the Company	(77,810)		65,733							(50,540)	(33,703)	(50,654)	(27,710)	121,893
Eliminations [Member]
Revenue	(4,714)		(5,178)							(14,920)	(13,188)	(18,416)	(16,003)	(19,632)
Operating expenses:
Direct operating expenses	(1,860)		(1,776)							(5,624)	(5,000)	(7,196)	(7,981)	(6,584)
Selling, general and administrative expenses	(2,854)		(3,402)							(9,296)	(8,188)	(11,220)	(8,022)	(13,048)
Interest expense, net	1,244		7,686							15,288	32,984	41,529	78,353	75,547
Gain (loss) on marketable securities										(62,895)	(39,235)	(39,236)
Equity in earnings (loss) of nonconsolidated affiliates	(43,307)		(43,721)							368,073	(154,138)	155,935	17,722	(453,529)
Loss on extinguishment of debt	(1)									(2,882)				4,275
Other income (expense), net	(756)									(1,623)		(24,221)	(9,452)
Income (loss) before income taxes	(45,308)		(51,407)							285,385	(226,357)	50,949	(70,083)	(524,801)
Consolidated net income (loss)	(45,308)		(51,407)							285,385	(226,357)	50,949	(70,083)	(524,801)
Net income (loss) attributable to the Company	(45,308)		(51,407)							285,385	(226,357)	50,949	(70,083)	(524,801)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	1,263		(697)							3,118	(1,262)	(3,255)	5,578	(1,960)
Equity in subsidiary comprehensive income	188,167		(116,058)							192,889	180,347	163,693	(196,215)	61,441
Comprehensive income (loss)	144,122		(168,162)							481,392	(47,272)	211,387	(260,720)	(465,320)
Comprehensive income (loss) attributable to the Company	$ 144,122		$ (168,162)							$ 481,392	$ (47,272)	$ 211,387	$ (260,720)	$ (465,320)